Discontinued Operations (Communications Business Split-off) (Narrative) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended	7 Months Ended	12 Months Ended
	Jul. 31, 2015	Mar. 31, 2017	Apr. 01, 2016	Jul. 01, 2016	Jul. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Shares redeemed through the distribution of the communications business, value						$ 0.0	$ 2,291.7	$ 0.0
Sales		$ 0.0	$ 1,474.7			$ 3,029.8	6,524.5	7,097.0
Fortive
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales				$ 3,000.0			6,100.0
Discontinued operations | Communications business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Shares held as Treasury shares	26.0
Shares redeemed through the distribution of the communications business, value	$ 2,300.0
Consideration of shares, number of shares received	62.5
Disposition of communications business, percentage of investment ownership	60.00%
Gain on disposition, net of tax							767.0
Gain on disposition, tax							$ (6.0)
After-tax gain on disposition upon closing of transaction, per diluted share							$ 1.08
Sales					$ 346.0			$ 760.0